Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K.
From time to time, we grant stock options to our employees, including the Named Executive Officers. Our long-standing practice has been to grant stock options on a predetermined schedule. Typically, at the first quarterly meeting of any new fiscal year, which typically occurs in February, our Compensation Committee or, with respect to the Chief Executive Officer’s equity award, the Board, reviews and approves the equity compensation to be awarded to executive officers. The grant of approved equity awards typically occurs within one week after the approval of such equity awards. In addition, historically, the Company has awarded new-hire option grants at the same time each month, and has awarded periodic annual refresh employee option grants, which refresh grants are typically approved by the Compensation Committee at the first quarterly meeting of any new fiscal year, which typically occurs in February.
Eligible employees, including our Named Executive Officers, may voluntarily enroll in our 2014 Purchase Plan and receive an option to purchase shares of our Common Stock at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the 2014 Purchase Plan are generally the first trading day in July and January.
Non-employee directors receive automatic initial and annual stock option grants, at the time of a director’s appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, and, at their election, may receive Common Stock in lieu of annual cash compensation. For additional information on the Director Compensation Policy see above under the heading, “Compensation of Directors.” The Company does not otherwise maintain any written policies on the timing of equity awards. The Compensation Committee has a practice of generally granting new-hire stock options at the same time each month, and the timing of the standard monthly grant is communicated in all new-hire offer letters. Accordingly, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The Company did not grant any stock options to Named Executive Officers in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Annual Report on Form 10-K, any Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.

Award Timing Method
From time to time, we grant stock options to our employees, including the Named Executive Officers. Our long-standing practice has been to grant stock options on a predetermined schedule. Typically, at the first quarterly meeting of any new fiscal year, which typically occurs in February, our Compensation Committee or, with respect to the Chief Executive Officer’s equity award, the Board, reviews and approves the equity compensation to be awarded to executive officers. The grant of approved equity awards typically occurs within one week after the approval of such equity awards. In addition, historically, the Company has awarded new-hire option grants at the same time each month, and has awarded periodic annual refresh employee option grants, which refresh grants are typically approved by the Compensation Committee at the first quarterly meeting of any new fiscal year, which typically occurs in February.
Eligible employees, including our Named Executive Officers, may voluntarily enroll in our 2014 Purchase Plan and receive an option to purchase shares of our Common Stock at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the 2014 Purchase Plan are generally the first trading day in July and January.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not otherwise maintain any written policies on the timing of equity awards. The Compensation Committee has a practice of generally granting new-hire stock options at the same time each month, and the timing of the standard monthly grant is communicated in all new-hire offer letters. Accordingly, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false